Cover	Sep. 01, 2021	Jul. 29, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 01, 2021
Entity Registrant Name	NETSTREIT Corp.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-39443
Entity Tax Identification Number	84-3356606
Entity Address, Address Line One	5910 N. Central Expressway
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75206
City Area Code		972
Local Phone Number		200-7100
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.01 par value per share
Trading Symbol		NTST
Security Exchange Name		NYSE
Entity Emerging Growth Company		true
Entity Ex Transition Period		true
Amendment Flag		false
Entity Central Index Key		0001798100